Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 29, 2011
Registrant Name	dei_EntityRegistrantName	TIFF INVESTMENT PROGRAM INC
Central Index Key	dei_EntityCentralIndexKey	0000916622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011

TIFF US Equity Fund (Prospectus Summary) | TIFF US Equity Fund

                     TIFF Investment Program, Inc. ("TIP")
                        Supplement dated April 29, 2011
                     to the Prospectus dated April 29, 2011

                              TIFF US Equity Fund

For investors who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total
Returns in each fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/10)
The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF US Equity Fund	Return before Taxes	13.96%	3.14%	3.50%	8.97%	May 31, 1994
TIFF US Equity Fund After Taxes on Distributions	Return after Taxes on Distributions	13.87%	2.04%	2.78%	6.88%	May 31, 1994
TIFF US Equity Fund After Taxes on Distributions and Sales	Return after Taxes on Distributions and Sale of Fund Shares	9.18%	2.41%	2.86%	6.87%	May 31, 1994
TIFF US Equity Fund Wilshire 5000 Total Market Index	Wilshire 5000 Total Market Index (does not reflect fees, expenses or taxes)	17.87%	3.21%	2.66%	8.57%	May 31, 1994

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
TIFF US Equity Fund (Prospectus Summary) | TIFF US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Supplement Text Block	ck0000916622_SupplementTextBlock

                     TIFF Investment Program, Inc. ("TIP")
                        Supplement dated April 29, 2011
                     to the Prospectus dated April 29, 2011

                              TIFF US Equity Fund

For investors who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total
Returns in each fund summary section of the prospectus.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/10)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

TIFF US Equity Fund | Wilshire 5000 Total Market Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Wilshire 5000 Total Market Index (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF US Equity Fund | TIFF US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF US Equity Fund | TIFF US Equity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF US Equity Fund | TIFF US Equity Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994

TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund

                     TIFF Investment Program, Inc. ("TIP")
                        Supplement dated April 29, 2011
                     to the Prospectus dated April 29, 2011

                              TIFF Short-Term Fund

For investors who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total
Returns in each fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/10)
The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF Short-Term Fund	Return before Taxes	0.03%	2.57%	2.49%	3.76%	May 31, 1994
TIFF Short-Term Fund After Taxes on Distributions	Return after Taxes on Distributions	0.02%	1.77%	1.56%	2.29%	May 31, 1994
TIFF Short-Term Fund After Taxes on Distributions and Sales	Return after Taxes on Distributions and Sale of Fund Shares	0.02%	1.72%	1.57%	2.30%	May 31, 1994
TIFF Short-Term Fund BofA Merrill Lynch US 6-Month Treasury Bill Index	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses or taxes)	0.37%	2.97%	2.78%	3.89%	May 31, 1994
TIFF Short-Term Fund BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points	BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)	(0.14%)	2.46%	2.27%	3.38%	May 31, 1994

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Supplement Text Block	ck0000916622_SupplementTextBlock

                     TIFF Investment Program, Inc. ("TIP")
                        Supplement dated April 29, 2011
                     to the Prospectus dated April 29, 2011

                              TIFF Short-Term Fund

For investors who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total
Returns in each fund summary section of the prospectus.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/10)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

TIFF Short-Term Fund | BofA Merrill Lynch US 6-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund | BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund | TIFF Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund | TIFF Short-Term Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund | TIFF Short-Term Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994

TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
                     TIFF Investment Program, Inc. ("TIP")
                        Supplement dated April 29, 2011
                     to the Prospectus dated April 29, 2011

                             TIFF Multi-Asset Fund

For investors who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total
Returns in each fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/10)
The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF Multi-Asset Fund	Return before Taxes		12.06%	7.16%	7.57%	8.47%	Mar 31, 1995
TIFF Multi-Asset Fund After Taxes on Distributions	Return after Taxes on Distributions		10.43%	5.50%	6.19%	6.69%	Mar 31, 1995
TIFF Multi-Asset Fund After Taxes on Distributions and Sales	Return after Taxes on Distributions and Sale of Fund Shares		7.96%	5.36%	5.90%	6.42%	Mar 31, 1995
TIFF Multi-Asset Fund MSCI All Country World Index	MSCI All Country World Index (does not reflect fees, expenses or taxes)		12.67%	3.44%	3.20%	6.61%	Mar 31, 1995
TIFF Multi-Asset Fund Consumer Price Index ("CPI") + 5% per annum	Consumer Price Index ("CPI") + 5% per annum (does not reflect fees, expenses or taxes)		6.56%	7.28%	7.44%	7.48%	Mar 31, 1995
TIFF Multi-Asset Fund Multi-Asset Fund Constructed Index	Multi-Asset Fund Constructed Index (does not reflect taxes)	[1]	11.37%	5.39%	6.03%	7.96%	Mar 31, 1995
[1]	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index's segments. The performance of the Multi-Asset Fund Constructed Index would increase in the absence of a 0.20% reduction.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Supplement Text Block	ck0000916622_SupplementTextBlock
                     TIFF Investment Program, Inc. ("TIP")
                        Supplement dated April 29, 2011
                     to the Prospectus dated April 29, 2011

                             TIFF Multi-Asset Fund

For investors who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total
Returns in each fund summary section of the prospectus.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/10)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

TIFF Multi-Asset Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | Consumer Price Index ("CPI") + 5% per annum
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Consumer Price Index ("CPI") + 5% per annum (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | Multi-Asset Fund Constructed Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Multi-Asset Fund Constructed Index (does not reflect taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995

[1]	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index's segments. The performance of the Multi-Asset Fund Constructed Index would increase in the absence of a 0.20% reduction.

TIFF International Equity Fund (Prospectus Summary) | TIFF International Equity Fund

                     TIFF Investment Program, Inc. ("TIP")
                        Supplement dated April 29, 2011
                     to the Prospectus dated April 29, 2011

                         TIFF International Equity Fund

For investors who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total
Returns in each fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/10)
The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF International Equity Fund	Return before Taxes	11.23%	5.65%	6.73%	7.09%	May 31, 1994
TIFF International Equity Fund After Taxes on Distributions	Return after Taxes on Distributions	10.01%	3.78%	5.55%	5.71%	May 31, 1994
TIFF International Equity Fund After Taxes on Distributions and Sales	Return after Taxes on Distributions and Sale of Fund Shares	7.72%	4.26%	5.48%	5.62%	May 31, 1994
TIFF International Equity Fund MSCI All Country World ex US	MSCI All Country World Index ex US (does not reflect fees, expenses or taxes)	11.15%	4.82%	5.54%	6.00%	May 31, 1994

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
TIFF International Equity Fund (Prospectus Summary) | TIFF International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Supplement Text Block	ck0000916622_SupplementTextBlock

                     TIFF Investment Program, Inc. ("TIP")
                        Supplement dated April 29, 2011
                     to the Prospectus dated April 29, 2011

                         TIFF International Equity Fund

For investors who are not non-profit organizations, the following supplements similar language under the heading Fund Performance - Average Annual Total
Returns in each fund summary section of the prospectus.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/10)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the funds' yearly performance and shows how each fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member' s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member's tax situation and may differ from those shown.

TIFF International Equity Fund | MSCI All Country World ex US
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index ex US (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF International Equity Fund | TIFF International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF International Equity Fund | TIFF International Equity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF International Equity Fund | TIFF International Equity Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994